Income taxes (Schedule of Reconciliation of Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [abstract]
Statutory tax rate	26.50%	26.50%
Tax recovery at statutory rates	$ (1,032)	$ (1,330)
Mexican mining royalty	199	210
Impact of foreign tax rates	18	215
Non-deductible expenses	535	1,477
Alternative minimum tax credits	(626)
Losses not recognized (recognized)	479	(362)
Income tax expense (recovery)	$ (427)	$ 210